Financial Instruments - Forward Foreign Exchange Contracts (Details) - Forward exchange contracts
€ in Millions, £ in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CZK (Kč)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 MXN ($)	Mar. 31, 2024 HUF (Ft)	Mar. 31, 2024 NZD ($)
British Pound Sterling
Derivative [Line Items]
US Dollar Amount or Notional Amount | £	£ 0.5
Derivative Liability, Notional Amount		$ 0.6
Weighted Average Exchange Rate Per $1 USD	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79
Czech Koruna
Derivative [Line Items]
US Dollar Amount or Notional Amount | Kč			Kč 180.0
Derivative Liability, Notional Amount		$ 7.7
Weighted Average Exchange Rate Per $1 USD	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29
Euro
Derivative [Line Items]
US Dollar Amount or Notional Amount | €				€ 0.6
Derivative Liability, Notional Amount		$ 0.5
Weighted Average Exchange Rate Per $1 USD	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
Canadian Dollar
Derivative [Line Items]
US Dollar Amount or Notional Amount					$ 21.4
Derivative Liability, Notional Amount		$ 15.9
Weighted Average Exchange Rate Per $1 USD	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
PLN
Derivative [Line Items]
Derivative Liability, Notional Amount		$ 3.0
Weighted Average Exchange Rate Per $1 USD	18.95	18.95	18.95	18.95	18.95	18.95	18.95	18.95
Mexican Peso
Derivative [Line Items]
US Dollar Amount or Notional Amount						$ 56.7
Hungarian Forint
Derivative [Line Items]
US Dollar Amount or Notional Amount | Ft							Ft 1,450.0
Derivative Liability, Notional Amount		$ 4.0
Weighted Average Exchange Rate Per $1 USD	360.17	360.17	360.17	360.17	360.17	360.17	360.17	360.17
New Zealand Dollar
Derivative [Line Items]
US Dollar Amount or Notional Amount								$ 73.9
Derivative Liability, Notional Amount		$ 45.3
Weighted Average Exchange Rate Per $1 USD	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64